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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-21284

                       AllianzGI Convertible & Income Fund
               (Exact name of registrant as specified in charter)

                        1633 Broadway, New York, NY 10019
                     (Address of Principal Executive Office)

                  Allianz Global Investors Fund Management LLC
                                  1633 Broadway
                               New York, NY 10019
                     (Name and Address of Agent for Service)

               Registrant's telephone number, including area code:
                                  212-739-3000

                      Date of fiscal year end: February 28

          Date of reporting period: July 1, 2013 through June 30, 2014

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ITEM 1.  PROXY VOTING RECORD

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Registrant : AllianzGI Convertible & Income Fund

Fund Name : AllianzGI Convertible & Income Fund



________________________________________________________________________________
Intelsat S.A
Ticker     Security ID:             Meeting Date          Meeting Status
I          CUSIP L5140P119          06/16/2014            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          APPROVAL OF STATUTORY    Mgmt       For        For        For
            STAND-ALONE FINANCIAL
            STATEMENTS

2          APPROVAL OF              Mgmt       For        For        For
            CONSOLIDATED FINANCIAL
            STATEMENTS

3          Allocation of Annual     Mgmt       For        For        For
            Results

4          APPROVAL OF DECLARATION  Mgmt       For        For        For
            OF PREFERRED SHARE
            DIVIDENDS

5          Ratification of Board    Mgmt       For        For        For
            Acts

6          Approve Co-Option of     Mgmt       For        For        For
            John
            Diercksen

7          Approve Co-Option of     Mgmt       For        For        For
            Robert
            Callahan

8          Elect Raymond Svider     Mgmt       For        For        For
9          Elect Egon Durban        Mgmt       For        For        For
10         Elect Justin Bateman     Mgmt       For        For        For
11         APPROVAL OF DIRECTOR     Mgmt       For        For        For
            REMUNERATION

12         Appointment of Auditor   Mgmt       For        For        For



13         Approval of Share        Mgmt       For        For        For
            Repurchases and
            Treasury Share
            Holdings

14         Authority to Issue       Mgmt       For        Against    Against
            Shares w/o Preemptive
            Rights


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SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):              AllianzGI Convertible & Income Fund

By (Signature and Title)*: /s/ Julian F. Sluyters
                           --------------------------------
Name:                      Julian F. Sluyters
Title:                     President and Chief Executive Officer

Date: August 27, 2014

* Print the name and title of each signing officer under his or her signature.